Share-based Compensation	9 Months Ended
Sep. 30, 2022
Share based Compensation
Share based Compensation

22. Share-based Compensation

Compensation expenses recognized for share-based awards granted by the Company were as follows:

	For the Nine Months Ended September 30,
	2021	2022
Research and development expenses	471,728	857,188
Selling, general and administrative expenses	220,244	465,475
Cost of sales	18,528	28,201
Total	710,500	1,350,864

22. Share-based Compensation (Continued)

(i)	2019 and 2020 Share Incentive Plan

In July 2019, the Group adopted the 2019 Share Incentive Plan (the “2019 Plan”), which allows the Company to grant options and RSUs of the Group to its employees, directors and consultants. As of September 30, 2022, the maximum number of Class A ordinary shares that may be issued under the 2019 Plan is 141,083,452.

The Group began to grant share options to employees from 2015. In conjunction with the Company’s Reorganization in July 2019, the Group transferred share options from Beijing CHJ to the Company according to the 2019 Plan. The share options of the Group under the 2019 Plan have a contractual term of ten years from the grant date. The options granted have both service and performance condition. The options are generally scheduled to be vested over five years, one-fifth of the awards shall be vested upon the end of the calendar year in which the awards were granted. Meanwhile, the options granted are only exercisable upon the occurrence of an IPO by the Group.

These awards have a service condition and a performance condition related to an IPO. For share options granted with performance condition, the share-based compensation expenses are recorded when the performance condition is considered probable. As a result, the cumulative share-based compensation expenses for these options that have satisfied the service condition were recorded upon the completion of the US IPO in the third quarter of 2020. The Group recognized the share options of the Company granted to the employees using graded-vesting method over the vesting term of the awards, net of estimated forfeitures.

In July 2020, the Group adopted the 2020 Share Incentive Plan (the “2020 Plan”), which allows the Company to grant options and RSUs of the Group to its employees, directors and consultants. As of September 30, 2022, the maximum number of Class A ordinary shares that may be issued under the 2020 Plan is 165,696,625. The Group began to grant share options from January 1, 2021 and ceased to grant options from July 2, 2021 under the 2020 Plan. The Company commenced to grant RSUs from July 1, 2021 under the 2020 plan.The contractual term is ten years from the grant date and the options and RSUs granted only have service conditions. The options and RSUs are generally scheduled to be vested over five years, one-fifth of the awards shall be vested upon the end of the calendar year in which the awards were granted.

(a)	The following table summarizes Company share option activity under the 2019 Plan and 2020 Plan for the nine months ended September 30, 2021 and 2022:

			Weighted
	Number of	Weighted	Average	Aggregate
	Options	Average	Remaining	Intrinsic
	and Shares	Exercise Price	Contractual Life	Value
		US$	In Years	US$
Outstanding as of December 31, 2020	56,914,000	0.10	5.95	814,724
Granted	36,987,700	0.10
Exercised	(1,519,362)	0.10
Forfeited	(3,408,000)	0.10
Outstanding as of September 30,2021	88,974,338	0.10	9.83	1,160,670
Outstanding as of December 31, 2021	83,391,284	0.10	7.66	1,330,091
Granted	—	0.10
Exercised	(5,268,714)	0.10
Forfeited	(3,372,800)	0.10
Outstanding as of September 30, 2022	74,749,770	0.10	5.81	852,521

Vested and expected to vest as of September 30, 2021	85,493,499	0.10	9.70	1,115,263
Exercisable as of September 30, 2021	45,896,638	0.10	7.54	598,722
Vested and expected to vest as of September 30, 2022	71,206,919	0.10	5.69	812,115
Exercisable as of September 30, 2022	46,825,570	0.10	4.34	534,046

The aggregate intrinsic value is calculated as the difference between the exercise price of the underlying awards and the estimated fair value of the underlying stock at each reporting date.

22. Share-based Compensation (Continued)

The weighted - average grant date fair value for options granted under the Company’s 2019 Plan and 2020 Plan for the nine months ended September 30, 2021 was US$15.78, computed using the binomial option pricing model. No share options were granted for the nine months ended September 30, 2022.

The Company did not grant options under 2019 plan and 2020 plan since July 2, 2021. The fair value of each option granted under the Company’s 2019 Plan and 2020 Plan for the nine months ended September 30, 2021 was estimated on the date of each grant using the binomial option pricing model with the assumptions (or ranges thereof) in the following table:

For the Nine Months Ended September 30,
2021
Exercise price (US$)	0.10
Fair value of the ordinary shares on the date of option grant (US$)	14.42-17.35
Risk‑free interest rate	0.93%-1.48%
Expected term (in years)	10.00
Expected dividend yield	0%
Expected volatility	47%-48%

The risk- free interest rate is estimated based on the yield curve of US Sovereign Bond as of the option valuation date. The expected volatility at the grant date and each option valuation date is estimated based on annualized standard deviation of daily stock price return of comparable companies with a time horizon close to the expected expiry of the term of the options. The Group has never declared or paid any cash dividends on its capital stock, and the Group does not anticipate any dividend payments in the foreseeable future. Expected term is the contract life of the options.

As of September 30, 2022, there was US$96,799 of unrecognized compensation expense related to the share options granted to the Group’s employees, which are expected to be recognized over a weighted-average period of 3.54 years and may be adjusted for future changes in forfeitures.

(b)	The following table summarizes Company’s RSU activity under the 2019 plan and 2020 Plan for the nine months ended September 30, 2021 and 2022:

		Weighted Average
	Number of	Grant Date
	Shares	Fair Value
		US$
Unvested as of December 31, 2020	—	—
Granted	8,586	17.25
Forfeited	—	—
Unvested as of September 30, 2021	8,586	17.25
Unvested as of December 31, 2021	8,586	17.25
Granted	36,199,400	17.13
Vested	(127,062)	18.76
Forfeited	(4,522,600)	16.62
Unvested as of September 30, 2022	31,558,324	17.20

As of September 30, 2022, there was US$246,971 in unrecognized compensation expense related to RSUs granted to the Group’s employees, which are expected to be recognized over a weighted-average period of 4.45 years and may be adjusted for future changes in forfeitures.

22. Share-based Compensation (Continued)

(ii)	2021 Share Incentive Plan

In March 2021, the Group adopted the 2021 Share Incentive Plan (the “2021 Plan”), which granted options to purchase 108,557,400 Class B ordinary shares to Mr. Li Xiang, the Company’s founder and chief executive officer. The exercise price of the options is US$14.63 per share, or US$29.26 per ADS. The date of expiration for this grant is March 8, 2031. The granted options are subject to performance-based vesting conditions. The granted options are divided into six equal tranches, or 18,092,900 each. The first tranche will become vested when the aggregate number of the Group’s vehicle deliveries in any 12 consecutive months exceeds 500,000. The second to sixth tranches will become vested when the aggregate number of vehicle deliveries in any 12 consecutive months exceeds 1,000,000, 1,500,000, 2,000,000, 2,500,000 and 3,000,000, respectively.

On May 5, 2021, the board of directors of the Company approved to replace the options to purchase 108,557,400 Class B ordinary shares of the Company under the Company’s 2021 Share Incentive Plan previously granted to Mr. Li Xiang on March 8, 2021 with the same amount of restricted Class B ordinary shares (the ”Award Shares”) under the same plan, all of which will become legally vested upon grant on May 5, 2021. However, Mr. Li Xiang has also agreed, undertaken, and covenanted not to transfer or dispose of, directly or indirectly, any interest in the Class B ordinary shares acquired upon vesting of the Award Shares, which are still subject to certain restrictions, terms and performance conditions substantially similar to the vesting conditions of the options being replaced. In addition to the performance conditions, Mr. Li Xiang is required to pay US$14.63 per share, which is equal to the exercise price of the options being replaced, to have the relevant tranche of the Award Shares released from the restrictions. Mr. Li Xiang also has agreed, undertaken, and covenanted not to cast any vote or claim any dividend paid on any Award Shares before such number of Award Shares are released from the restrictions. Any Award Shares that are not released from the restrictions by March 8, 2031 are subject to compulsory repurchase by the Company at their par value.

In July 2021, all such 108,557,400 Award Shares were converted from Class B Ordinary Shares (10 votes per share) to Class A Ordinary Shares (1 vote per share) on one-to-one basis with effect immediately upon the Company’s listing on the Main Board of HKEx in August 2021. The modification is solely subjected to satisfy HKEx’s requirement from legal perspective. Pursuant to the grant of the Award shares, Mr. Li Xiang has undertaken and covenanted that unless and until, in respect of any tranche of Award Shares, (a) the relevant performance condition has been met and (b) the relevant exercise price (US$14.63) has been paid, Mr. Li Xiang will not offer, pledge, sell any relating award shares and claim dividend or voting rights in respect of the Award Shares.

As of September 30, 2022, the Group did not recognize any compensation expense for shares granted to Mr. Li Xiang, because the Group considers it is not probable, as of September 30, 2022, that the performance-based vesting conditions will be satisfied. Therefore, there were US$538,445 of unrecognized compensation expenses related to the restricted shares granted under 2021 Plan as of September 30, 2022.

The following table summarizes Company performance-based restricted share activity under the 2021 Plan for the nine months ended September 30, 2021 and 2022:

	Number of	Weighted	Weighted Average
	Shares	Average Exercise	Remaining	Aggregate
	Granted	Price	Contractual Life	Intrinsic Value
		US$	In Years	US$
December 31, 2020	—	—	—	—
Granted	108,557,400	14.63
September 30, 2021	108,557,400	14.63	9.44	—

December 31, 2021	108,557,400	14.63	9.19	—
Granted	—	—
September 30, 2022	108,557,400	14.63	8.44	—

22. Share-based Compensation (Continued)

The weighted-average grant date fair value for restricted shares granted under the Company’s 2021 Plan for the nine months ended September 30, 2021 and 2022 were both US$4.96, computed using the binomial pricing model.

The fair value of the restricted shares granted under the Company’s 2021 Plan was estimated on the date of grant using the binomial pricing model with the assumptions (or ranges thereof) in the following table (no new grants during the comparative September 30, 2022 period):

For the Nine Months Ended
September 30, 2021
Exercise price (US$)	14.63
Fair value of the ordinary shares on the date of restricted shares grant (US$)	10.67
Risk-free interest rate	1.59%
Expected term (in years)	10.00
Expected dividend yield	0%
Expected volatility	47%

Risk-free interest rate is estimated based on the yield curve of US Sovereign Bond as of the valuation date. The expected volatility at the grant date and each valuation date is estimated based on annualized standard deviation of daily stock price return of comparable companies with a time horizon close to the expected expiry of the term of the restricted shares. The Group has never declared or paid any cash dividends on its capital stock, and the Group does not anticipate any dividend payments in the foreseeable future. Expected term is the contract life of the restricted shares.